Note 10 - Revenue	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

10. Revenue

Disaggregation of Revenue

In the following table, revenue is disaggregated by major product and service lines and timing of revenue recognition.

	Year Ended December 31,
	2024	2023
	A$	A$
Major product/service lines
Coagulation testing products	2,879,106	2,607,506
Laboratory testing services	885,406	996,346
Wine testing products	2,409,979	2,528,666
Veterinary diabetes products	108,247	500,320
	6,282,738	6,632,838

Timing of revenue recognition
Products and services transferred at a point in time	6,282,738	6,632,838

Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	Year Ended December 31,
	2024	2023
	A$	A$
Receivables	956,500	2,125,500
Contract liabilities	4,781	36,132

The Company’s contract liabilities represent the Company’s obligation to transfer products to customers for which the Company has received consideration from customers, but the transfer has not yet been completed.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Contract Liabilities - current:
Opening balance	36,132	29,851
Closing balance	4,781	36,132
Net increase/(decrease)	(31,351)	6,281

The Company expects all of the Company’s contract liabilities to be realized by December 31, 2025.